Exceptional items - Schedule of exceptional items - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	May 26, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		£ (2,747)	£ (2,597)	£ (1,978)
Non-operating items		328	(17)	14
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)	£ (384)	(384)
Non-operating items		310
Brand and tangible asset impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss		498	336	0
Brand and tangible asset impairment | Goodwill | Smirnov
Disclosure Of Exceptional Items [Line Items]
Impairment loss			19
McDowell's No.1 brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss			240
Bell's brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss			77
Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		£ (100)	0	0
Spanning Programme, Period		5 years
Restructuring cash expenditure		£ (12)
Supply Chain Agility Programme | Maximum
Disclosure Of Exceptional Items [Line Items]
Implementation cost, Total		(500)
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(44)	0	0
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		20	(50)	0
Other exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		0	(2)	(15)
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Exchange recycled from other comprehensive income		17
Non-operating items		310	0	0
Archer brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items		20	0	0
USL Popular brands
Disclosure Of Exceptional Items [Line Items]
Non-operating items		4	0	0
USL businesses
Disclosure Of Exceptional Items [Line Items]
Non-operating items		1	0	3
Tyku brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(3)	0	0
Sale of Picon brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0	91	0
Meta Abo Brewery
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0	(95)	0
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0	(19)	0
Step acquisitions
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(8)	0	0
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items		£ 4	£ 6	£ 11